Related party transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related party transactions
15.	Related party transactions

During the quarter and six months ended June 30, 2020, the Company paid interest on the loan with its parent, SALP, in the amount of $252 and $503 ($850 and $3,032 for the quarter and six months ended June 30, 2019).

The Company has a nonrevolving line of credit or LOC agreement with SALP, of which $29,123 is currently available to be drawn as of June 30, 2020, bearing a stated interest of 10%, payable quarterly, and maturing on April 23, 2024 of which $nil has been drawn as at June 30, 2020. The LOC limit available to draw upon has previously been, and will continue to be, automatically reduced by the amounts of net proceeds generated upon the occurrence of all or any of the following transactions: a licensing transaction for the Company’s product candidate Ryplazim® or equity raises. The Company’s ability to draw on the LOC expires May 11, 2021.

During the quarter and six months ended June 30, 2020, the Company recorded $107 and $133 ($nil for the six months ended June 30, 2019) of research and development expenses, relating to a consulting service agreement signed with one of its directors in 2019 of which $107 remains payable as at June 30, 2020.